LONG-TERM DEBT (Details) (USD $)	3 Months Ended						3 Months Ended			0 Months Ended			0 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Credit Facilities	Mar. 31, 2012 Credit Facilities	Dec. 31, 2012 Credit Facilities	Jun. 22, 2010 Credit Facilities	Mar. 31, 2013 Guaranteed senior unsecured notes	Mar. 31, 2012 Guaranteed senior unsecured notes	Jul. 24, 2012 2012 Notes	Jul. 24, 2012 Series A maturing in 2022	Jul. 24, 2012 Series B maturing in 2024	Apr. 07, 2010 2010 Notes	Apr. 07, 2010 Series A maturing in 2017	Apr. 07, 2010 Series B maturing in 2020	Apr. 07, 2010 Series C maturing in 2022
Debt instrument
Maximum borrowing capacity of line of credit						$ 900,000,000
Amount available under credit facilities after amendment						1,200,000,000
Amount drawn down on the credit facility					30,000,000
Availability under credit facility			1,198,900,000
Outstanding notes									200,000,000			600,000,000
Proceeds from private placement of guaranteed senior unsecured notes										100,000,000	100,000,000		115,000,000	360,000,000	125,000,000
Interest rate (as a percent)										4.87%	5.02%		6.13%	6.67%	6.77%
Weighted average maturity term on guaranteed senior unsecured notes									11 years			9 years 10 months 2 days
Guaranteed senior unsecured notes, weighted average yield (as a percent)									4.95%			6.59%
Interest expense	13,916,000	14,447,000
Cash interest payments	6,832,000	4,093,000		1,700,000			4,900,000
Cash standby fees			1,200,000	1,000,000
Interest expense capitalized to construction property, plant and mine development	$ 1,100,000	$ 200,000